Fair Value Measurement - Significant Unobservable Inputs (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Other Assets
Fair value measurements for assets using significant unobservable inputs
Beginning balance		$ 35
Transfers out of Level 3		0
Transfers into Level 3				$ 38
Included in earnings (or changes in net assets)		10	[1]	(2)	[2]
Purchases		3		1
Sales		(48)		(2)
Ending balance		0		35
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period				(2)
Total Assets
Fair value measurements for assets using significant unobservable inputs
Beginning balance	[3]	55		34
Transfers out of Level 3		(3)		(12)	[3]
Transfers into Level 3	[3]			38
Included in earnings (or changes in net assets)		9		10	[3]
Purchases		3		1	[3]
Sales		(48)		(2)	[3]
Settlements		(16)		(14)	[3]
Ending balance		0		55	[3]
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period		0		11	[3]
Securities available-for-sale | State and political subdivisions
Fair value measurements for assets using significant unobservable inputs
Beginning balance		11		11
Included in earnings (or changes in net assets)	[4]			0
Settlements		(11)
Ending balance		0		11
Trading Assets | Debt and equity instruments
Fair value measurements for assets using significant unobservable inputs
Beginning balance		0		1
Included in earnings (or changes in net assets)				0
Settlements				(1)
Ending balance				0
Trading Assets | Derivative assets
Fair value measurements for assets using significant unobservable inputs
Beginning balance	[6]	9	[5]	22
Transfers out of Level 3		(3)	[5]	(12)	[6]
Included in earnings (or changes in net assets)		(1)	[5],[7]	12	[6],[8]
Settlements	[5]	(5)		(13)
Ending balance	[5]	0		9	[6]
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period		0	[5]	13	[6]
Trading Liabilities | Derivative liabilities
Fair value measurements for liabilities using significant unobservable inputs
Beginning balance	[9]	9	[10]	75
Transfers out of Level 3		(3)	[10]	(39)	[9]
Included in earnings (or changes in net liabilities)		(1)	[10],[11]	(14)	[9],[12]
Settlements		(5)	[10]	(16)	[9]
Purchases	[9]			3
Ending balance	[10]	0		9	[9]
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period		$ 0	[10]	$ 9	[9]

[1]	Reported in investment and other income.
[2]	Reported in investment and other income.
[3]	Total assets measured at fair value at Dec. 31, 2014 were restated to reflect the retrospective application of adopting new disclosure guidance contained in ASU 2015-07 related to investments in certain entities that use NAV as a practical expedient when measuring fair value. See Note 2 for additional information.
[4]	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
[5]	Derivative assets are reported on a gross basis
[6]	Derivative assets are reported on a gross basis.
[7]	Reported in foreign exchange and other trading revenue.
[8]	Reported in foreign exchange and other trading revenue.
[9]	Derivative liabilities are reported on a gross basis.
[10]	Derivative liabilities are reported on a gross basis.
[11]	Reported in foreign exchange and other trading revenue
[12]	Reported in foreign exchange and other trading revenue.